Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Other Current Liabilities.
Other Current Liabilities

9. Other Current Liabilities

At June 30, 2024, other current liabilities amount to € 5,675,000 (December 31, 2023: € 8,509,000). At June 30, 2024 and December 31, 2023, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.